Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).
Going Concern, Policy [Policy Text Block]

Going concern

The Company has not generated any product revenues, and has incurred operating losses and negative cash flows from operations since inception. The Company incurred a net loss of $36,280 during 2022 and has an accumulated deficit of $375,276 as of December 31, 2022. As of December 31, 2022, the Company had $31,171 of net current assets and $37,268 of cash and cash equivalents and short-term investments on hand.

The Company is implementing a cost reduction plan, which includes the deferral of certain research, development and clinical projects and reduction of operating expenses until it obtains regulatory approvals for its product candidates. If the Company is unable to successfully implement the cost reduction plan and obtain the regulatory approval timely, the business and future success will be adversely affected including eliminating its research and development programs or suspension of business operations.

These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements have been prepared in accordance with U.S. GAAP, on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

Consolidation, Policy [Policy Text Block]

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the period. Areas where management uses subjective judgment include, but are not limited to, share-based compensation, clinical trial accruals, valuation allowance for deferred tax assets, estimating uncertain tax positions, measurement of right-of-use assets and lease liabilities, fair value of financial instruments, estimating the allowance for credit losses, impairment of long-lived assets and estimating of useful life for property and equipment. Management bases the estimates on historical experience, known trends and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Research and Development Expense, Policy [Policy Text Block]

Research and development (“R&D”) costs

The Company accounts for R&D costs in accordance with ASC 730, Research and Development. R&D costs primarily are comprised of costs incurred in performing research and development activities, including related personnel and consultant’s salaries, benefits and related costs, raw materials and supplies to develop product candidates, patent-related costs incurred in connection with filing patent applications, costs incurred related to clinical approval, and external costs of outside vendors engaged to conduct clinical development activities and trials. The Company expenses R&D costs as they are incurred.

Costs incurred related to nonrefundable advance payments for goods or services that will be used in future research and development activities are deferred and capitalized. The capitalized amounts are expensed as R&D costs when the related goods are delivered or the services are performed, or when the Company does not expect it will need the goods to be delivered or the services to be rendered.

Research Contract Costs and Accruals [Policy Text Block]

Research contract costs and accruals

The Company has entered into various research and development contracts with research institutions and other companies primarily in the PRC, the U.S., Ukraine and Australia. Related payments are recorded as research and development expenses and are expensed as incurred. The Company records accruals for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates. The Company’s historical accrual estimates have not been materially different from the actual costs.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency translation and transactions

Functional currency

The Company currently uses the U.S. dollar as the functional currency for all its entities, except for entities in the PRC, which adopt the RMB as their functional currency, and BeyondSpring Australia, which adopts the Australian dollar as the functional currency. The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the U.S. dollar as its reporting currency.

Functional currency translation

For subsidiaries whose functional currencies are not the U.S. dollar, the Company uses the average exchange rate for the year and the exchange rate at the balance sheet date, to translate the operating results and financial position to U.S. dollar, the reporting currency, respectively. Translation differences are recorded in accumulated other comprehensive (loss) income, a component of shareholders’ equity (deficit). Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive loss.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, and highly liquid investments with an original maturity date of three months or less at the date of purchase and are stated at cost which approximates their fair value. All cash and cash equivalents are unrestricted as to withdrawal and use.

Investment, Policy [Policy Text Block]

Short-term investments

Investments such as time deposits with original maturities of greater than three months, but less than twelve months, and financial products issued by commercial banks expected to be realized in cash during the next twelve months are included in short-term investments.

The Company accounts for its investments in debt securities in accordance with ASC 320-10, Investments – Debt Securities: Overall (“ASC 320-10”). The Company classifies the investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Interest income of all categorifies of investments in securities are included in earnings. Any realized gains or losses from the sale of short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gain or losses are realized.

Debt securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost less allowance for credit losses.

Debt securities that are bought and held primarily for the purpose of selling in the near term are classified as trading securities. Trading securities are recorded at fair value. Changes in unrealized gains and losses are recorded through earnings each period as part of other income or expenses. Trading debt securities include financial products issued by commercial banks.

Debt securities not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale debt securities are stated at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive (loss) income. Available-for-sale debt securities include time deposits and financial products issued by commercial banks.

The Company regularly evaluates its investments in debt securities for impairment. The Company recognizes an allowance on available-for-sale debt securities when a portion of the unrealized loss is attributable to a credit loss and a corresponding credit loss in net loss. The Company did not record any impairment losses or allowance for credit losses on short-term investments for all periods presented.

Advances to Suppliers [Policy Text Block]

Advances to suppliers

Advances to suppliers consist of cash to contractors and vendors for services and materials that have not been provided or received. Advances to suppliers are reviewed periodically to determine whether their carrying values have become impaired. The Company considers the assets to be impaired if it is doubtful that the services and materials will be or can be provided by the suppliers. As of December 31, 2021, and 2022, there were no allowances provided.

Lessee, Leases [Policy Text Block]

Leases

The Company determines if an arrangement is a lease or contains a lease at lease inception. For leases with lease and non-lease components, the Company has elected to apply the practical expedient to not separate the lease component and its associated non-lease component. Leases are classified as operating or finance leases in accordance with the recognition criteria in ASC 842, Leases (“ASC842”). The Company’s lease portfolio consists entirely of operating leases as of December 31, 2021 and 2022. The Company’s leases do not contain any material residual value guarantees or material restrictive covenants.

At the commencement date of a lease, the Company determines the classification of the lease based on the relevant factors present and records right-of-use (“ROU”) assets and lease liabilities. ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and lease liabilities are calculated as the present value of the lease payments not yet paid. Variable lease payments not dependent on an index or rate are excluded from the ROU asset and lease liability calculations and are recognized in expense in the period which the obligation for those payments is incurred. As the rate implicit in the Company’s leases is not typically readily available, the Company uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. This incremental borrowing rate reflects the fixed rate at which the Company could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. ROU assets include any lease prepayments and are reduced by lease incentives. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease terms are based on the non-cancelable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise that option.

The Company reassesses whether a contract is or contains a lease whenever a substantive change is made to the terms and conditions of the contract. Such changes are not limited to those that meet the definition of a lease modification, which is a specific type of modification characterized by a change in the scope of or consideration for a lease. When a modification does not meet the definition of a lease modification, the Company reassesses whether the contract is or contains a lease but would not apply the lease modification framework if the conclusion regarding whether the contract is or contains a lease is unchanged. If there is a lease modification, the Company considers whether the lease modification results in a separate contract. If so, the Company accounts for the separate contract the same manner as any other new lease, in addition to the original unmodified contract. Otherwise, the Company remeasures and reallocates the remaining consideration in the contract, reassesses the classification of the lease at the effective date of the modification and accounts for any initial direct costs, lease incentives and other payments made to or by the lessee. If the modification fully or partially terminates the existing lease, the Company remeasures the lease liability and decreases the carrying amount of the ROU assets in proportion to the full or partial termination of the existing lease and recognize in profit or loss any difference between the reduction in the lease liability and the reduction in the ROU assets.

Operating leases are included in operating lease right-of-use assets and lease liabilities on the consolidated balance sheets. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities.

Leases with an initial lease term of 12 months or less are short-term leases. The Company has elected to apply the practical expedient to not record short-term leases on the consolidated balance sheets. Lease expense for short-term leases is recognized on a straight-line basis over the lease term.

Government Grants [Policy Text Block]

Government grants

Government grants relating to assets are recognized in the consolidated balance sheets upon receipt and amortized as other income over the weighted average useful life of the related assets. Government grants relating to income that involves no conditions or continuing performance obligations of the Company are recognized as other income upon receipt.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets as follows:

Category	Estimated useful life

Office equipment	5 years
Laboratory equipment	3-8 years
Motor vehicles	10 years
Leasehold improvements	Lower of lease term or economic life

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of long-lived assets

The Company evaluates long-lived assets such as laboratory equipment for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360-10, Property, Plant and Equipment: Overall (“ASC 360-10”). The Company recognizes an impairment loss when the fair value less cost to sell, if any, is less than their carrying values. For the years ended December 31, 2020, 2021 and 2022, the Company did not record any impairment losses on its long-lived assets.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair value measurements

The Company applies ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2—Other inputs that are directly or indirectly observable in the marketplace.

•	Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments of the Company primarily include cash and cash equivalents, short-term investments, due to related parties, accounts payable, loans, contingently redeemable noncontrolling interests, and forward contract. The redeemable noncontrolling interests were initially recorded at issuance price net of issuance costs. The Company recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of the redeemable noncontrolling interests to equal the redemption value at the end of each reporting period. The Company measures its financial products issued by commercial banks at fair value on a recurring basis based on quoted subscription/redemption price published by the relevant banks. The fair value of the forward contract is determined on recurring basis with the assistance of an independent third-party valuation firm. The carrying values of cash and cash equivalents, accounts payable, due to related parties, time deposits and current portion of long-term loans approximated their fair values due to their short-term nature.

Segment Reporting, Policy [Policy Text Block]

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the Company’s chief operating decision maker (the “CODM”), which is the Chief Executive Officer. Starting from 2022, the Company realigned its operations into two operating and reportable segments, Plinabulin pipeline and Targeted Protein Degradation (“TPD”) platform, as the CODM manages and assesses the Company’s performance and operating results of Plinabulin pipeline and TPD platform separately to allocate resources. The Plinabulin pipeline focuses on developing innovative cancer therapies to improve clinical outcomes for patients who have high unmet medical needs. The Company’s lead asset, Plinabulin, a first-in-class, Selective Immunomodulating Microtubule-Binding Agent (SIMBA), is being developed as a “pipeline in a drug” in a number of cancer indications. The TPD platform is utilizing a unique “molecular glue” technology to develop innovative therapeutic agents and discover and develop new chemical entities for the most debilitating diseases and disorders.

Accordingly, the financial statements include segment information which reflects the current composition of the reportable segments in accordance with ASC 280, Segment Reporting. The Company has retrospectively revised segment information for the comparative periods to conform to the current period (Note 19).

Revenue [Policy Text Block]

Revenue recognition

Under ASC 606, Revenue from Contracts with Customers (“ASC 606”), an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer.

Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Company recognizes as revenue the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

The Company recognizes a contract asset or a contract liability in the consolidated balance sheets, depending on the relationship between the entity’s performance and the customer’s payment. Contract liabilities represent the excess of payments received as compared to the consideration earned, and is recorded as deferred revenue in the consolidated balance sheets. The Company had no contract assets for the periods presented.

Collaboration revenue

At contract inception, the Company analyzes its collaboration arrangements to assess whether they are within the scope of ASC 808, Collaborative Arrangements (“ASC 808”) to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. For collaboration arrangements within the scope of ASC 808 that contain multiple elements, the Company first determines which elements of the collaboration are deemed to be within the scope of ASC 808 and those that are more reflective of a vendor-customer relationship and therefore within the scope of ASC 606. For elements of collaboration arrangements that are accounted for pursuant to ASC 808, an appropriate recognition method is determined and applied consistently.

In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under each of the agreements, the Company performs the five-step model under ASC 606 noted above.

The collaborative arrangements may contain more than one unit of account, or performance obligation, including grants of licenses to intellectual property rights, agreement to provide research and development services and other deliverables. The transaction price is generally comprised of an upfront payment due at contract inception and variable consideration in the form of payments for the Company’s services and materials and milestone payments due upon the achievement of specified events. In general, the consideration allocated to the performance obligation is recognized when the obligation is satisfied either by delivering a good or providing a service, limited to the consideration that is not constrained. Non-refundable payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as deferred revenue.

Licenses of Intellectual Property: Upfront non-refundable payments allocated to the licensing of the Company’s intellectual property are evaluated to determine if the license is distinct from the other performance obligations identified in the arrangement. For licenses determined to be distinct, the Company recognizes revenues from non-refundable up-front fees allocated to the license at a point in time, when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses determined to be not distinct from other promised goods or services, the Company accounts for the promise to grant a license and other promised goods or services together as a single performance obligation, and the Company considers the nature of the combined goods or services in determining whether the performance obligation is satisfied over time or at a point in time.

Research and Development Service: Upfront non-refundable payment allocated to research and development services performance obligations is deferred and recognized overtime.

Milestone Payments: At the inception of each arrangement that includes milestone payments, the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Due to the uncertainty involved in meeting these discovery or development-based targets, they are generally fully constrained at contract inception. The Company will assess whether the variable consideration is fully constrained each reporting period based on the facts and circumstances surrounding the discovery and clinical trials. Upon changes to constraint associated with the discovery or developmental milestones, variable consideration will be included in the transaction price when a significant reversal of revenue recognized is not expected to occur.

Royalties: For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

Comprehensive Income, Policy [Policy Text Block]

Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. For each of the periods presented, the Company’s comprehensive income (loss) includes net loss, foreign currency translation adjustments and unrealized holding gains (loss) associated with available-for-sale debt securities, and is presented in the consolidated statements of comprehensive loss.

Income Tax, Policy [Policy Text Block]

Income taxes

The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and the tax bases of assets and liabilities and are measured using enacted tax rates that will be in effect when the differences are expected to reverse. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. All deferred income tax assets and liabilities are classified as non- current on the consolidated balance sheets.

The Company evaluates its uncertain tax positions using the provisions of ASC 740, Income Taxes, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Company recognizes in the financial statements the benefit of a tax position which is “more likely than not” to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Company’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

Share-Based Payment Arrangement [Policy Text Block]

Share-based compensation

The Company applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for its share-based payments for both employees and non-employees. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. Equity classified share-based awards are recognized in the financial statements based on their grant date fair values. Liability classified awards are measured at the fair value of the award on the grant date and remeasured at each reporting period at fair value until the award is settled. The Company has elected to recognize compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards for all employee equity awards granted with graded vesting based on service condition. The Company uses the accelerated method for all awards granted with performance and/or market conditions. Compensation expense is recognized for awards containing performance conditions only to the extent that it is probable that those performance conditions will be met. Market conditions are included in the determination of the estimated grant-date fair value of share-based awards. Compensation cost related to awards with a market condition are recognized over the requisite service period regardless of whether the market condition is satisfied. The Company elected to account for forfeitures in the period they occur as a reduction to expense.

Modification, replacements or cancellation of awards

A change in the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Company recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original award. Cancellation of an award accompanied by the concurrent grant of (or offer to grant) a replacement award or other valuable consideration shall be accounted for as a modification of the terms of the cancelled award. Cancellation of an award without the concurrent grant or offer of a replacement award is treated as a settlement for no consideration.

Earnings Per Share, Policy [Policy Text Block]

Loss per share

Loss per share is calculated in accordance with ASC 260, Earnings per Share. Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the share options and the vesting of restricted shares, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Basic and diluted loss per ordinary share is presented in the Company’s consolidated statements of comprehensive loss.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of risks

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and short-term investments. The Company’s cash and cash equivalents and short-term investments are held at financial institutions that management believes to be of high credit quality. As of December 31, 2021 and 2022, the majority of the cash and cash equivalents were held by financial institutions located in U.S. and short-term investments were held by financial institutions located in U.S. and China.

PRC state-owned banks, such as China Merchants Bank, Bank of China, are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those banks faces a material credit crisis. The Company does not foresee substantial credit risk with respect to cash and cash equivalents and short-term investments held at the PRC state-owned banks. In May 2015, a new Deposit Insurance System (“DIS”) managed by the People’s Bank of China (‘‘PBOC’’) was implemented by the Chinese government. Deposits in the licensed banks in mainland China are protected by DIS, up to a limit of RMB500. In the event of bankruptcy of one of the financial institutions in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full. The Company selected reputable financial institutions with high rating rates to place its currencies. The Company regularly monitors the rating of the financial institutions to avoid any potential defaults. The Company has not experienced any losses on cash and cash equivalents and short-term investments to date. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Business, customer, political, social and economic risks

The Company participates in a dynamic biopharmaceutical industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations, or cash flows: changes in the overall demand for services and products; competitive pressures due to existing competitors and new entrants; advances and new trends in new drugs and industry standards; changes in clinical research organizations and other key vendors; changes in certain strategic relationships or customer relationships; regulatory considerations; intellectual property considerations; and risks associated with the Company’s ability to attract and retain employees necessary to support its operations. The Company’s operations could be also adversely affected by significant political, economic and social uncertainties in the PRC and in relations between the PRC and United States.

Business risk

The Company relies on third parties to support clinical development activities, trials and the manufacturing process for product candidates. If these third parties do not successfully carry out their contractual duties or meet expected deadlines, the Company may not be able to obtain regulatory approval for the Company’s drug candidates and the Company’s business could be substantially impacted. The Company’s main activities are in U.S. and PRC.

Currency convertibility risk

The Company incurs portions of expenses in currencies other than the U.S. dollars, in particular, the RMB. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the PBOC. However, the unification of the exchange rates does not imply that the RMB may be readily convertible into U.S. dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approvals of foreign currency payments by the PBOC or other institutions require submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The appreciation of RMB against the U.S. dollar was approximately 6.3% for the year ended December 31, 2020, the appreciation of RMB against the U.S. dollar was approximately 2.3% for the year ended December 31, 2021, and the depreciation of RMB against the U.S. dollar was approximately 8.2% for the year ended December 31, 2022. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of the RMB against the U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollars for the purpose of making payments for dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of the U.S. dollar against the RMB would have a negative effect on the U.S. dollar amount available to the Company. In addition, a significant depreciation of the RMB against the U.S. dollar may significantly reduce the U.S. dollar equivalent of the Company’s earnings or losses.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent accounting pronouncements

New accounting standards which have been adopted

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance. This update requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. This update is effective for annual periods beginning after December 15, 2021, and early application is permitted. The Company adopted this standard on January 1, 2022 prospectively. There was no material impact to the Company’s financial position or results of operations upon adoption.

In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which focuses on amending the legacy guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity. ASU 2020-06 simplifies an issuer’s accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. ASU 2020-06 also simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. This update is effective for annual periods beginning after December 15, 2021, and early application is permitted. The Company adopted this guidance on January 1, 2022 with no material impact on its condensed consolidated financial statements and related disclosures as a result of adopting the standard.

New accounting standards have not yet been adopted

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that recently issued standards that are not yet effective will not have a material impact on the Company’s consolidated financial statements.